INCOME TAXES	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
INCOME TAXES	INCOME TAXES
Income tax expense is recognized for the amount of taxes payable by the partnership’s consolidated subsidiaries and for the impact of deferred income tax assets and liabilities related to such subsidiaries.
The major components of income tax expense (recovery) include the following for the years ended December 31, 2024, 2023 and 2022:

	Year ended December 31,
(US$ MILLIONS)	2024	2023	2022
Current income tax expense (recovery)	$646	$775	$458
Deferred income tax expense (recovery):
Origination and reversal of temporary differences	(933)	(712)	(283)
Recovery arising from previously unrecognized tax assets	(14)	(121)	(440)
Change of tax rates and imposition of new legislations	—	3	(54)
Deferred income tax expense (recovery)	(947)	(830)	(777)
Total income tax expense (recovery)	$(301)	$(55)	$(319)
The below reconciliation has been prepared using a composite statutory-rate for jurisdictions where the partnership’s subsidiaries operate.
The partnership’s effective income tax rate is different from the partnership’s composite income tax rate due to the following differences set out below:

(%)	2024	2023	2022
Composite income tax rate	27%	27%	27%
Increase (reduction) in rate resulting from:
Portion of gains subject to different tax rates	(31)	(12)	7
International operations subject to different tax rates	(14)	—	(26)
Taxable income attributable to non-controlling interests	(7)	(20)	12
Recognition of deferred tax assets	(64)	(9)	570
Non-recognition of the benefit of current year’s tax losses	21	3	(142)
Change in tax rates and imposition of new legislation	—	—	62
Non-deductible expenses and other	18	10	(106)
Effective income tax rate	(50)%	(1)%	404%
Deferred income tax assets and liabilities as at December 31, 2024 and 2023 relate to the following:

(US$ MILLIONS)	2024	2023
Losses (Canada)	$248	$278
Losses (U.S.)	76	161
Losses (International)	589	671
Difference in basis	(1,782)	(3,116)
Total net deferred tax (liability) asset	$(869)	$(2,006)
Reflected in the statement of financial position as follows:
Deferred income tax assets	$1,744	$1,220
Deferred income tax liabilities	(2,613)	(3,226)
Total net deferred tax (liability) asset	$(869)	$(2,006)
The deferred income tax movements are as follows:

(US$ MILLIONS)	2024	2023
Opening net deferred tax (liability) asset	$(2,006)	$(2,453)
Recognized in income	947	830
Recognized in other comprehensive income	(28)	30
Other (1)	218	(413)
Net deferred tax (liability) asset	$(869)	$(2,006)
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(1)The other category primarily relates to acquisitions and dispositions and the foreign exchange impact of the deferred tax asset calculated in the functional currency of the operating entities.
The following table details the expiry date, if applicable, of the unrecognized deferred tax assets December 31, 2024 and 2023:

(US$ MILLIONS)	2024	2023
One year from reporting date	$5	$2
Two years from reporting date	—	5
Three years from reporting date	7	—
After three years from reporting date	108	198
No expiry	1,366	744
Total	$1,486	$949
The components of the income taxes in other comprehensive income for the years ended December 31, 2024, 2023 and 2022 are set out below:

	Year ended December 31,
(US$ MILLIONS)	2024	2023	2022
Fair value through other comprehensive income	$36	$37	$(119)
Net investment hedges	30	(17)	18
Cash flow hedges	(10)	(26)	86
Equity accounted investments	1	—	1
Insurance finance reserve	(8)	(10)	22
Pension plan actuarial changes	7	10	16
Total tax expense (recovery) in other comprehensive income	$56	$(6)	$24
The unrecognized taxable temporary difference attributable to the partnership’s interest in its subsidiaries, branches, associates, and joint ventures is $2,523 million (2023: $2,724 million).